Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended				12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2015	May 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, granted					0	0	0
Number of options, exercised					0	0
Total intrinsic value of stock options exercised							$ 300,000
Fair value of shares vested						$ 1,000,000	3,000,000
Tax benefits realized related to RSUs and RSAs					$ 0	$ 0	$ 0
Performance Shares and Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock issued	236,000	518,000	592,000
Unrecognized compensation costs related to awards					$ 7,000,000
Expected weighted-average period for recognition of compensation cost					2 years
2014 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares approved for issuance				6,600,000
2009 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance					9,000,000
Options to purchase shares, maximum expiration term					7 years